Earnings Per Share of Common Stock (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share	The computations of basic and diluted earnings per share for the three and nine months ended September 30, 2023 and September 30, 2022 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands, except share and per share data)	2023	2022	2023	2022
Net income	$21,766	$45,900	$26,940	$104,356
Basic weighted average shares of common stock	76,731,868	59,000,000	64,954,244	59,000,000
Effect of dilutive securities	167,615	—	167,615	—

Diluted weighted average shares of common stock	76,899,483	59,000,000	65,121,859	59,000,000

Basic earnings per share of common stock	$0.28	$0.78	$0.41	$1.77
Diluted earnings per share of common stock	$0.28	$0.78	$0.41	$1.77